RELATED PARTY TRANSACTIONS - Financial Exposure (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 ARS ($) individual company Counterparty	Dec. 31, 2019 ARS ($) individual company Counterparty
Disclosure of transactions between related parties [line items]
Aggregate total financial exposure	$ 242,271	$ 1,311,056
Number of recipient related parties | Counterparty	80	95
Average total financial exposure	$ 3,028	$ 18,729
Single largest financial exposure	$ 933,426	$ 1,120,671
Individuals [member]
Disclosure of transactions between related parties [line items]
Number of recipient related parties | individual	71	86
Companies [member]
Disclosure of transactions between related parties [line items]
Number of recipient related parties | company	9	10